Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net loss for the year	$ (114,233)	$ (51,377)
Adjustments for:
Depreciation and amortization	9,752	7,558
Impairment loss on trade receivables	54	310
Unrealized gain on forward contracts	519	(259)
Equity in loss of investment in joint venture and associates	16,140	12,557
Net decrease (increase) in fair value of investments	9,024	0
Gain on sale of assets	0	(168)
Impairment loss on property plant and equipment	263	0
Accretion on decommissioning liabilities	113	76
Employee future benefits	131	164
Employee future benefits plan contributions	(8)	(908)
Share-based compensation	9,669	6,237
Deferred income tax expense (recovery)	(300)	0
Total Adjustments	(68,876)	(25,810)
Changes in non-cash working capital:
Trade and other receivables	9,640	(2,093)
Inventories	(22,996)	1,355
Prepaid expenses and other current assets	(810)	(1,026)
Trade and other payables	1,408	(4,238)
Deferred revenue	2,221	(10,268)
Warranty provision	(1,063)	(854)
Changes in non-cash working capital:	(11,600)	(17,124)
Cash used in operating activities	(80,476)	(42,934)
Investing activities:
Net change in short-term investments	336	(2,000)
Acquisition of long-term investments	(51,757)	0
Additions to property, plant and equipment	(13,158)	(12,620)
Proceeds on sale of assets	0	988
Investment in other intangible assets	(1,543)	(246)
Investment in joint venture and associates	(12,351)	(22,515)
Acquisition of Arcola Energy Limited, net of cash acquired	(7,157)	0
Cash used in investing activities	(85,630)	(36,393)
Financing activities:
Principal payments of lease liabilities	(2,798)	(2,517)
Net proceeds on issuance of share capital from share option exercises	2,415	4,438
Net proceeds on issuance of share capital from equity offerings	527,291	694,608
Cash provided by financing activities	526,908	696,529
Effect of exchange rate fluctuations on cash and cash equivalents held	(337)	(1,564)
Increase in cash and cash equivalents	360,465	615,638
Cash and cash equivalents, beginning of year	763,430	147,792
Cash and cash equivalents, end of year	$ 1,123,895	$ 763,430